EATON VANCE SPECIAL INVESTMENT TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 02-27962) certifies (a) that the forms of prospectus, as supplemented, and statement of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 90 (“Amendment No. 90”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 90 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-08-001208) on August 28, 2008:

Eaton Vance Small-Cap Fund (formerly Eaton Vance Small-Cap Growth Fund)

EATON VANCE SPECIAL INVESTMENT TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: September 3, 2008